Other financial assets (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Summary of Other Financial Assets

	As at March 31,
	2025		2026
Non-current
Finance lease receivables	₹	3,090	₹	3,922
Security deposits		1,318		1,812
Advance to customer		225		509
Dues from officers and employees		30		16
Other receivables		1	^
	₹	4,664	₹	6,259
Current
Finance lease receivables	₹	5,144	₹	4,189
Security deposits		1,827		2,235
Receivables from redemption of mutual funds		-		800
Advance to customer		70		494
Dues from officers and employees		505		435
Claims receivables		195		384
Interest receivables		596		357
Other receivables		111		1,351
	₹	8,448	₹	10,245
	₹	13,112	₹	16,504

^ Value is less than 0.5

Summary of Finance Lease Receivables

Finance lease receivables consist of assets that are leased for a contract term normally ranging 1 to 5 years, with lease payments due in monthly or quarterly installments. Details of finance lease receivables are given below:

	As at March 31,
	2025		2026

Year 1	₹	5,489	₹	4,554
Year 2		1,908		2,573
Year 3		945		1,225
Year 4		380		290
Year 5		145		112
Gross investment in lease	₹	8,867	₹	8,754
Less: Unearned finance income		(633)		(643)
Present value of minimum lease payment receivables	₹	8,234	₹	8,111

Non-current	₹	3,090	₹	3,922
Current		5,144		4,189